Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Current income tax expense	$ (65,288)	$ (104,184)	$ (21,939)
Deferred income tax benefit	79,664	47,870	22,316
Total income tax benefit (expense)	$ 14,376	$ (56,314)	$ 377